Revenues from Contracts with Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Revenues from Contracts with Customers
Revenues	$ 918,031	$ 915,625	$ 809,577
Number of categories for allocation of revenue | item	2
Long-term fleet
Revenues from Contracts with Customers
Revenues	$ 544,320	536,334	541,738
Long-term fleet | Minimum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement	3 years
Spot fleet
Revenues from Contracts with Customers
Revenues	$ 372,952	378,439	266,776
Spot fleet | Maximum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement	3 years
Vessel management services
Revenues from Contracts with Customers
Revenues	$ 759	$ 852	$ 1,063